Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries One	12 Months Ended
Dec. 31, 2010
Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries [Abstract]
FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES

28.	FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES

On July 1, 2005, Willis North America Inc. (‘Willis North America’) issued senior notes totaling $600 million under its February 2004 registration statement. On March 28, 2007, Willis North America issued further senior notes totaling $600 million under its June 2006 registration statement. On September 29, 2009, Willis North America issued senior notes totaling $300 million under its June 2009 registration statement (Note 18 — Debt).

Until December 22, 2010, all direct obligations under the senior notes were jointly and severally, irrevocably and fully and unconditionally guaranteed by Willis Group Holdings, Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, TA II Limited, Trinity Acquisition plc, TA III Limited, TA IV Limited, and Willis Group Limited, the Guarantor Companies. On that date and in connection with an internal group reorganisation, TA II Limited, TA III Limited and TA IV Limited transferred their obligations as guarantors to the other Guarantor Companies. TA II Limited, TA III Limited and TA IV Limited entered member’s voluntary liquidation on December 31, 2010. The assets of these companies were distributed to the other Guarantor Companies, either directly or indirectly, as a final distribution paid prior to their entering member’s voluntary liquidation. These final distributions have been excluded from the 2010 results and cash flows of the Other Guarantors. The final distributions comprise: a $4.3 billion dividend from TA IV Limited to Trinity Acquisition plc; a $5.1 billion distribution from TA III Limited to TA II Limited and a $4.7 billion distribution from TA II Limited to TA I Limited. Since all of the liquidated guarantors were ultimately liquidated into another guarantor, these transactions did not have a material impact on the guarantees of the senior notes and did not require the consent of the noteholders under the applicable indentures.

Willis Group Holdings was incorporated on September 24, 2009 and, as discussed in Note 2, replaced Willis-Bermuda as the ultimate parent company on December 31, 2009. Willis Netherlands Holdings B.V. was incorporated on November 27, 2009.

The debt securities that were issued by Willis North America and guaranteed by the entities described above, and for which the disclosures set forth below relate and are required under applicable SEC rules, were issued under a “shelf” registration statements on Form S-3, including our current June 2009 registration statement (the “Willis Shelf”). The Willis Shelf also covers and contemplates possible issuances of securities by, and guarantees by, other Willis group entities, including Willis Group Holdings. One possible structure originally contemplated by the Willis Shelf was for debt securities issued by Trinity Acquisition plc and guaranteed by certain of its direct and indirect parent entities, but not guaranteed by its direct and indirect subsidiaries, including Willis North America, and the financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2009 included a footnote (Note 25) that corresponded to this possible issuance structure. We have determined that we will not utilize the Willis Shelf to issue debt securities using such a structure, and we therefore have not included a corresponding footnote in these financial statements.

Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is a guarantor, on a parent company only basis;

(ii)	the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent and are all direct or indirect parents of the issuer;

(iii)	the Issuer, Willis North America;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Eliminations; and

(vi)	Consolidated Company.

The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets for the year ended December 31, 2010 of Willis Group Holdings, the Other Guarantors and the Issuer. Investments in subsidiaries in the condensed consolidating balance sheet for Other, represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.

The entities included in the Other Guarantors column for the year ended December 31, 2010 are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, Trinity Acquisition plc, TA I Limited, TA II Limited, TA III Limited, TA IV Limited and Willis Group Limited. See the discussion above describing the liquidation of certain of these entities.

Condensed Consolidating Statement of Operations

	Year ended December 31, 2010
	Willis
	Group	The Other	The		Consolidating
	Holdings	Guarantors	Issuer	Other	adjustments	Consolidated
	(millions)

REVENUES
Commissions and fees	$—	$—	$—	$3,300	$—	$3,300
Investment income	—	10	2	36	(10)	38
Other income	—	—	—	1	—	1

Total revenues	—	10	2	3,337	(10)	3,339

EXPENSES
Salaries and benefits	—	—	—	(1,888)	15	(1,873)
Other operating expenses	335	(10)	(110)	(762)	(19)	(566)
Depreciation expense	—	—	(9)	(54)	—	(63)
Amortization of intangible assets	—	—	—	(82)	—	(82)
Net (loss) gain on disposal of operations	(347)	—	—	350	(5)	(2)

Total expenses	(12)	(10)	(119)	(2,436)	(9)	(2,586)

OPERATING (LOSS) INCOME	(12)	—	(117)	901	(19)	753
Investment income from Group undertakings	—	1,683	356	952	(2,991)	—
Interest expense	—	(423)	(157)	(374)	788	(166)

(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,260	82	1,479	(2,222)	587
Income taxes	—	16	29	(186)	1	(140)

(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,276	111	1,293	(2,221)	447
Interest in earnings of associates, net of tax	—	—	—	16	7	23

(LOSS) INCOME FROM CONTINUING OPERATIONS	(12)	1,276	111	1,309	(2,214)	470

NET (LOSS) INCOME	(12)	1,276	111	1,309	(2,214)	470

Less: Net income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
EQUITY ACCOUNT FOR SUBSIDIARIES	467	(823)	(76)	—	432	—

NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$455	$453	$35	$1,294	$(1,782)	$455

Condensed Consolidating Statement of Operations

	Year ended December 31, 2009
	Willis
	Group	The Other	The		Consolidating
	Holdings	Guarantors	Issuer	Other	adjustments	Consolidated
	(millions)

REVENUES
Commissions and fees	$—	$—	$—	$3,210	$—	$3,210
Investment income	—	—	4	46	—	50
Other income	—	—	—	3	—	3

Total revenues	—	—	4	3,259	—	3,263

EXPENSES
Salaries and benefits	—	—	—	(1,836)	9	(1,827)
Other operating expenses	—	57	(62)	(590)	4	(591)
Depreciation expense	—	—	(8)	(56)	—	(64)
Amortization of intangible assets	—	—	—	(100)	—	(100)
Net gain on disposal of operations	—	—	—	13	—	13

Total expenses	—	57	(70)	(2,569)	13	(2,569)

OPERATING INCOME (LOSS)	—	57	(66)	690	13	694
Investment income from Group undertakings	—	917	492	504	(1,913)	—
Interest expense	—	(415)	(173)	(346)	760	(174)

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	—	559	253	848	(1,140)	520
Income taxes	—	(5)	20	(112)	1	(96)

INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	—	554	273	736	(1,139)	424
Interest in earnings of associates, net of tax	—	—	—	33	—	33

INCOME FROM CONTINUING OPERATIONS	—	554	273	769	(1,139)	457
Discontinued operations, net of tax	—	—	—	2	—	2

NET INCOME	—	554	273	771	(1,139)	459
Less: Net income attributable to noncontrolling interests	—	—	—	(4)	(17)	(21)
EQUITY ACCOUNT FOR SUBSIDIARIES	438	(156)	(30)	—	(252)	—

NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$438	$398	$243	$767	$(1,408)	$438

Condensed Consolidating Statement of Operations

	Year ended December 31, 2008
	Willis
	Group	The Other	The		Consolidating
	Holdings	Guarantors	Issuer	Other	adjustments	Consolidated
	(millions)

REVENUES
Commissions and fees	$—	$—	$—	$2,744	$—	$2,744
Investment income	—	—	16	377	(312)	81
Other income	—	—	—	2	—	2

Total revenues	—	—	16	3,123	(312)	2,827

EXPENSES
Salaries and benefits	—	—	—	(1,647)	9	(1,638)
Other operating expenses	(12)	(154)	20	(485)	28	(603)
Depreciation expense	—	—	(6)	(48)	—	(54)
Amortization of intangible assets	—	—	—	(23)	(13)	(36)
Gain on disposal of London headquarters	—	—	—	7	—	7
Net loss on disposal of operations	(5)	—	—	—	5	—

Total expenses	(17)	(154)	14	(2,196)	29	(2,324)

OPERATING (LOSS) INCOME	(17)	(154)	30	927	(283)	503
Investment income from Group undertakings	222	828	121	245	(1,416)	—
Interest expense	(2)	(261)	(104)	(411)	673	(105)

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	203	413	47	761	(1,026)	398
Income taxes	—	33	23	(153)	—	(97)

INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	203	446	70	608	(1,026)	301
Interest in earnings of associates, net of tax	—	—	—	22	—	22

INCOME FROM CONTINUING OPERATIONS	203	446	70	630	(1,026)	323
Discontinued operations, net of tax	—	—	—	1	—	1

NET INCOME	203	446	70	631	(1,026)	324
Less: Net income attributable to noncontrolling interests	—	—	—	(4)	(17)	(21)
EQUITY ACCOUNT FOR SUBSIDIARIES	100	(417)	(10)	—	327	—

NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$303	$29	$60	$627	$(716)	$303

Condensed Consolidating Balance Sheet

	As at December 31, 2010
	Willis
	Group	The Other	The		Consolidating
	Holdings	Guarantors	Issuer	Other	adjustments	Consolidated
	(millions)

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$—	$76	$240	$—	$316
Accounts receivable	2	—	—	809	28	839
Fiduciary assets	—	—	—	10,167	(598)	9,569
Deferred tax assets	—	—	1	35	—	36
Other current assets	19	23	57	274	(33)	340

Total current assets	21	23	134	11,525	(603)	11,100

Investments in subsidiaries	(1,058)	3,814	1,455	3,855	(8,066)	—
Amounts owed by (to) Group undertakings	3,659	(4,590)	1,002	(71)	—	—

NON-CURRENT ASSETS
Fixed assets	—	—	52	330	(1)	381
Goodwill	—	—	—	1,696	1,598	3,294
Other intangible assets	—	—	—	492	—	492
Investments in associates	—	—	—	(51)	212	161
Deferred tax assets	—	—	—	7	—	7
Pension benefits asset	—	—	—	179	—	179
Other non-current assets	—	166	41	149	(123)	233

Total non-current assets	—	166	93	2,802	1,686	4,747

TOTAL ASSETS	$2,622	$(587)	$2,684	$18,111	$(6,983)	$15,847

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,167	$(598)	$9,569
Deferred revenue and accrued expenses	1	—	—	297	—	298
Income taxes payable	—	—	—	69	(12)	57
Short-term debt	—	—	110	—	—	110
Deferred tax liabilities	—	3	1	5	—	9
Other current liabilities	44	15	38	189	(20)	266

Total current liabilities	45	18	149	10,727	(630)	10,309

NON-CURRENT LIABILITIES
Long-term debt	—	500	1,653	4	—	2,157
Liabilities for pension benefits	—	—	—	164	—	164
Deferred tax liabilities	—	3	26	54	—	83
Provisions for liabilities	—	—	—	183	(4)	179
Other non-current liabilities	—	10	16	321	—	347

Total non-current liabilities	—	513	1,695	726	(4)	2,930

TOTAL LIABILITIES	$45	$531	$1,844	$11,453	$(634)	$13,239

EQUITY
Total Willis Group Holdings stockholders’ equity	$2,577	$(1,118)	$840	$6,627	$(6,349)	$2,577
Noncontrolling interests	—	—	—	31	—	31

Total equity	2,577	(1,118)	840	6,658	(6,349)	2,608

TOTAL LIABILITIES AND EQUITY	$2,622	$(587)	$2,684	$18,111	$(6,983)	$15,847

Condensed Consolidating Balance Sheet

	As at December 31, 2009 (i)
	Willis
	Group	The Other	The		Consolidating
	Holdings	Guarantors	Issuer	Other	adjustments	Consolidated
	(millions)

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$—	$104	$117	$—	$221
Accounts receivable	—	—	—	673	143	816
Fiduciary assets	—	—	—	10,206	(547)	9,659
Deferred tax assets	—	—	—	96	(15)	81
Other current assets	—	85	21	532	(440)	198

Total current assets	—	85	125	11,624	(859)	10,975

Investments in subsidiaries	2,180	3,693	1,132	3,867	(10,872)	—
Amounts owed by (to) Group undertakings	—	(2,459)	1,012	1,447	—	—

NON-CURRENT ASSETS
Fixed assets	—	—	35	317	—	352
Goodwill	—	—	—	1,722	1,555	3,277
Other intangible assets	—	—	—	542	30	572
Investments in associates	—	—	—	76	80	156
Deferred tax assets	—	—	—	3	—	3
Pension benefits asset	—	—	—	69	—	69
Other non-current assets	—	14	18	189	—	221

Total non-current assets	—	14	53	2,918	1,665	4,650

TOTAL ASSETS	$2,180	$1,333	$2,322	$19,856	$(10,066)	$15,625

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,206	$(547)	$9,659
Deferred revenue and accrued expenses	—	—	—	324	(23)	301
Income taxes payable	—	86	—	205	(245)	46
Short-term debt	—	—	200	9	—	209
Deferred tax liabilities	—	—	—	5	—	5
Other current liabilities	—	—	1	287	(10)	278

Total current liabilities	—	86	201	11,036	(825)	10,498

NON-CURRENT LIABILITIES
Long-term debt	—	500	1,661	4	—	2,165
Liabilities for pension benefits	—	—	—	187	—	187
Deferred tax liabilities	—	—	15	26	(15)	26
Provisions for liabilities and charges	—	—	—	200	26	226
Other non-current liabilities	—	—	39	255	—	294

Total non-current liabilities	—	500	1,715	672	11	2,898

TOTAL LIABILITIES	$—	$586	$1,916	$11,708	$(814)	$13,396

EQUITY
Total Willis Group Holdings stockholders’ equity	2,180	747	406	8,144	(9,297)	2,180
Noncontrolling interests	—	—	—	4	45	49

Total equity	2,180	747	406	8,148	(9,252)	2,229

TOTAL LIABILITIES AND EQUITY	$2,180	$1,333	$2,322	$19,856	$(10,066)	$15,625

(i)	The 2009 balance sheet has been recast to conform to the current year presentation. See Note 2 — Basis of Presentation and Significant Accounting Policies for details

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2010
	Willis
	Group	The Other	The		Consolidating
	Holdings	Guarantors	Issuer	Other	adjustments	Consolidated
	(millions)

NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(9)	$1,170	$83	$1,572	$(2,327)	$489

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	10	—	10
Additions to fixed assets	—	—	(7)	(76)	—	(83)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(21)	—	(21)
Acquisitions of investments in associates	—	—	—	(1)	—	(1)
Investment in Trident V Parallel Fund, LP	—	—	—	(1)	—	(1)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	2	—	2

Net cash used in investing activities	—	—	(7)	(87)	—	(94)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	90	—	—	90
Repayments of debt	—	—	(200)	(9)	—	(209)
Proceeds from issue of shares	36	—	—	—	—	36
Excess tax benefits from share-based payment arrangement	—	—	—	2	—	2
Amounts owed by (to) Group undertakings	106	(317)	6	205	—	—
Dividends paid	(133)	(849)	—	(1,521)	2,327	(176)
Acquisition of noncontrolling interests	—	(4)	—	(6)	—	(10)
Dividends paid to noncontrolling interests	—	—	—	(26)	—	(26)

Net cash provided by (used in) financing activities	9	(1,170)	(104)	(1,355)	2,327	(293)

(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	—	(28)	130	—	102
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(7)	—	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	104	117	—	221

CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$—	$76	$240	$—	$316

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2009(i)
	Willis
	Group	The Other	The		Consolidating
	Holdings	Guarantors	Issuer	Other	adjustments	Consolidated
	(millions)

NET CASH PROVIDED BY OPERATING ACTIVITIES	$—	$867	$390	$27	$(865)	$419

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	20	—	20
Additions to fixed assets	—	—	(17)	(79)	—	(96)
Acquisitions of investments in associates	—	—	—	(42)	—	(42)
Proceeds from reorganization of investments in associates	—	—	—	155	—	155
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	4	—	4
Proceeds from sale of discontinued operations, net of cash disposed	—	—	—	40	—	40
Proceeds on sale of short-term investments	—	—	—	21	—	21

Net cash (used in) provided by investing activities	—	—	(17)	119	—	102

CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of debt	—	—	(1,090)	1	—	(1,089)
Senior notes issued, net of debt issuance costs	—	482	296	—	—	778
Proceeds from issue of shares	—	—	—	18	—	18
Amounts owed by (to) Group undertakings	—	(646)	525	121	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	1	—	1
Dividends paid	—	(703)	—	(336)	865	(174)
Acquisition of noncontrolling interests	—	—	—	(33)	—	(33)
Dividends paid to noncontrolling interests	—	—	—	(17)	—	(17)

Net cash used in financing activities	—	(867)	(269)	(245)	865	(516)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	—	104	(99)	—	5
Effect of exchange rate changes on cash and cash equivalents	—	—	—	11	—	11
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	—	205	—	205

CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$—	$104	$117	$—	$221

(i)	The 2009 Consolidated Statements of Cash Flows has been recast to conform to the new balance sheet presentation. See Note 2 — Basis of Presentation and Significant Accounting Policies for details

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2008(i)
	Willis
	Group	The Other	The		Consolidating
	Holdings	Guarantors	Issuer	Other	adjustments	Consolidated
	(millions)

NET CASH PROVIDED BY OPERATING ACTIVITIES	$202	$426	$5	$606	$(986)	$253

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	6	—	6
Additions to fixed assets	—	—	(6)	(88)	—	(94)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(940)	—	(940)
Acquisitions of investments in associates	—	—	—	(31)	—	(31)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	11	—	11
Proceeds on sale of short-term investments	—	—	—	15	—	15

Net cash used in investing activities	—	—	(6)	(1,027)	—	(1,033)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of short-term debt, net of debt issuance costs	—	—	1,026	—	—	1,026
Proceeds from issue of long-term debt, net of debt issuance costs	—	—	643	—	—	643
Repayments of debt	—	—	(641)	—	—	(641)
Repurchase of shares	(75)	—	—	—	—	(75)
Proceeds from issue of shares	15	—	—	—	—	15
Amounts owed by (to) Group undertakings	5	241	(1,100)	854	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	6	—	6
Dividends paid	(146)	(667)	—	(319)	986	(146)
Acquisition of noncontrolling interests	(2)	—	—	(5)	—	(7)
Dividends paid to noncontrolling interests	—	—	—	(13)	—	(13)

Net cash (used in) provided by financing activities	(203)	(426)	(72)	523	986	808

(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1)	—	(73)	102	—	28
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(23)	—	(23)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	73	126	—	200

CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$—	$—	$205	$—	$205

(i)	The 2008 Consolidated Statements of Cash Flows has been recast to conform to the new balance sheet presentation. See Note 2 — Basis of Presentation and Significant Accounting Policies for details